Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai.
On August 15, 2019 and September 3, 2019, in connection with the Gulfdrill joint venture, Seadrill entered charter agreements to lease three jack-up rigs from a third-party shipyard. These arrangements are to be novated to Gulfdrill prior to the commencement of its operations. On November 27, 2019, we received delivery of the jack-up rig Lovanda (formerly Zhenhai 5) under a charter agreement and a lease liability and offsetting right of use asset were recognized accordingly.
Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.	We apply judgment in determination whether a contract contains a lease or a lease component as defined by Topic 842.

2.	We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.

3.	The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.

4.
Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	17
2021	16
2022	9
2023	2
2024 and thereafter	1
Total	45
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2019:

Successor
(In $ millions)	Year ended December 31, 2019
Total undiscounted cash flows	45
Less short term leases	(1)
Less discount	(8)
Operating lease liability	36
Of which:
Current	12
Non-current	24

Prior to the adoption of the New Lease Accounting Standard, rental commitments on an undiscounted basis were approximately $38 million at December 31, 2018 under long-term non-cancelable operating leases and were payable as follows: $11 million in 2019, $9 million in 2020, $9 million in 2021, $5 million in 2022, $3 million in 2023 and $1 million thereafter.
The following table gives supplementary information regarding our lease accounting at December 31, 2019:

Successor
(In $ million)	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	13
Total Lease cost	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	19
Weighted-average remaining lease term in months	18
Weighted-average discount rate	13%

We also have operating subleases, where we are the lessor, relating to some of our premises. The most significant subleases being our offices in Stavanger and Houston. We do not expect to derive further value from the subleased portion of our right-of-use assets following the end of the sublease term. These subleases do not include variable payments, and do not include options for a lessee to purchase the underlying asset. We do not allocate lease consideration between lease and non-lease components because we have elected not to separate lease and non-lease components for our operating leases where Seadrill is the lessor.
For our operating subleases, the future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	1
2021	1
2022	1
2023	—
2024 and thereafter	—
Total	3

Rental expense was as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Rent expense	13	7	9	19
Total rent expense	13	7	9	19

On November 25, 2019 we leased the West Castor to Gulfdrill.
For operating leases where we are the lessor, our future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	10
2021	10
2022	10
2023	9
2024 and thereafter	—
Total	39

Successor
(In $ million)	Year ended December 31, 2019
Operating Lease Income:
Operating lease income	1
Total Lease income	1

Leases
Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai.
On August 15, 2019 and September 3, 2019, in connection with the Gulfdrill joint venture, Seadrill entered charter agreements to lease three jack-up rigs from a third-party shipyard. These arrangements are to be novated to Gulfdrill prior to the commencement of its operations. On November 27, 2019, we received delivery of the jack-up rig Lovanda (formerly Zhenhai 5) under a charter agreement and a lease liability and offsetting right of use asset were recognized accordingly.
Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.	We apply judgment in determination whether a contract contains a lease or a lease component as defined by Topic 842.

2.	We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.

3.	The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.

4.
Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	17
2021	16
2022	9
2023	2
2024 and thereafter	1
Total	45
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2019:

Successor
(In $ millions)	Year ended December 31, 2019
Total undiscounted cash flows	45
Less short term leases	(1)
Less discount	(8)
Operating lease liability	36
Of which:
Current	12
Non-current	24

Prior to the adoption of the New Lease Accounting Standard, rental commitments on an undiscounted basis were approximately $38 million at December 31, 2018 under long-term non-cancelable operating leases and were payable as follows: $11 million in 2019, $9 million in 2020, $9 million in 2021, $5 million in 2022, $3 million in 2023 and $1 million thereafter.
The following table gives supplementary information regarding our lease accounting at December 31, 2019:

Successor
(In $ million)	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	13
Total Lease cost	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	19
Weighted-average remaining lease term in months	18
Weighted-average discount rate	13%

We also have operating subleases, where we are the lessor, relating to some of our premises. The most significant subleases being our offices in Stavanger and Houston. We do not expect to derive further value from the subleased portion of our right-of-use assets following the end of the sublease term. These subleases do not include variable payments, and do not include options for a lessee to purchase the underlying asset. We do not allocate lease consideration between lease and non-lease components because we have elected not to separate lease and non-lease components for our operating leases where Seadrill is the lessor.
For our operating subleases, the future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	1
2021	1
2022	1
2023	—
2024 and thereafter	—
Total	3

Rental expense was as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Rent expense	13	7	9	19
Total rent expense	13	7	9	19

On November 25, 2019 we leased the West Castor to Gulfdrill.
For operating leases where we are the lessor, our future undiscounted cash flows are as follows:

Successor
(In $ millions)	Year ended December 31, 2019
2020	10
2021	10
2022	10
2023	9
2024 and thereafter	—
Total	39

Successor
(In $ million)	Year ended December 31, 2019
Operating Lease Income:
Operating lease income	1
Total Lease income	1